UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

June 30, 2018

AMI-QTLY-0818
1.803294.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,215,089	$42,635,508
Fidelity Consumer Discretionary Central Fund (a)	226,669	74,381,317
Fidelity Consumer Staples Central Fund (a)	203,339	40,804,100
Fidelity Emerging Markets Equity Central Fund (a)	92,775	21,404,126
Fidelity Energy Central Fund (a)	300,590	41,198,810
Fidelity Financials Central Fund (a)	1,208,174	125,674,250
Fidelity Health Care Central Fund (a)	227,736	98,821,614
Fidelity Industrials Central Fund (a)	229,492	65,219,227
Fidelity Information Technology Central Fund (a)	383,116	180,294,246
Fidelity International Equity Central Fund (a)	1,555,922	130,977,504
Fidelity Materials Central Fund (a)	80,038	19,928,783
Fidelity Real Estate Equity Central Fund (a)	188,736	20,702,470
Fidelity Telecom Services Central Fund (a)	72,830	12,648,408
Fidelity Utilities Central Fund (a)	112,351	20,995,085
TOTAL EQUITY CENTRAL FUNDS
(Cost $568,010,850)		895,685,448

Fixed-Income Central Funds - 50.1%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,795,615	26,250,828
Fidelity Floating Rate Central Fund (a)	492,020	50,564,878
Fidelity High Income Central Fund 1 (a)	789,786	73,781,795

TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,597,501

Investment Grade Fixed-Income Funds - 47.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,070,935	208,439,575
Fidelity International Credit Central Fund (a)	296,235	28,924,343
Fidelity Investment Grade Bond Central Fund (a)	19,675,451	2,081,662,667

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,319,026,585

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,358,740,470)		2,469,624,086

Money Market Central Funds - 25.0%
Fidelity Cash Central Fund, 1.93% (b)	36,055,699	36,062,911
Fidelity Money Market Central Fund, 2.29% (b)	1,162,414,588	1,162,530,829
Fidelity Securities Lending Cash Central Fund 1.92% (b)(c)	33,453,908	33,460,599
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,231,933,583)		1,232,054,339
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/20/18 (d)
(Cost $6,451,455)	6,470,000	6,452,150
	Shares	Value

Investment Companies - 7.3%
iShares 20+ Year Treasury Bond ETF (e)	774,499	$94,272,018
iShares MSCI Japan ETF	821,992	47,601,557
iShares S&P 500 Index ETF	807,569	220,506,714
TOTAL INVESTMENT COMPANIES
(Cost $349,916,749)		362,380,289
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,515,053,107)		4,966,196,312
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(33,996,446)
NET ASSETS - 100%		$4,932,199,866

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,346	Sept. 2018	$131,598,420	$3,966,911	$3,966,911

The notional amount of futures sold as a percentage of Net Assets is 2.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,452,150.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,016,102
Fidelity Commodity Strategy Central Fund	326,977
Fidelity Consumer Discretionary Central Fund	3,090,383
Fidelity Consumer Staples Central Fund	3,212,835
Fidelity Emerging Markets Debt Central Fund	1,487,098
Fidelity Emerging Markets Equity Central Fund	3,801,606
Fidelity Energy Central Fund	641,022
Fidelity Financials Central Fund	6,928,169
Fidelity Floating Rate Central Fund	2,036,816
Fidelity Health Care Central Fund	2,623,054
Fidelity High Income Central Fund 1	7,145,456
Fidelity Industrials Central Fund	3,010,334
Fidelity Inflation-Protected Bond Index Central Fund	4,222,606
Fidelity Information Technology Central Fund	16,082,226
Fidelity International Credit Central Fund	550,603
Fidelity International Equity Central Fund	11,044,356
Fidelity Investment Grade Bond Central Fund	45,202,261
Fidelity Materials Central Fund	1,088,526
Fidelity Money Market Central Fund	16,410,014
Fidelity Real Estate Equity Central Fund	1,321,091
Fidelity Securities Lending Cash Central Fund	116,541
Fidelity Telecom Services Central Fund	1,083,690
Fidelity Utilities Central Fund	1,199,290
Total	$133,641,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$81,615,701	$1,802,501	$45,404,100	$2,125,471	$2,495,935	$42,635,508	7.7%
Fidelity Consumer Discretionary Central Fund	47,776,976	22,244,570	4,030,358	95,475	8,294,654	74,381,317	3.2%
Fidelity Consumer Staples Central Fund	33,661,797	14,995,490	2,749,558	9,711	(5,113,340)	40,804,100	3.2%
Fidelity Emerging Markets Debt Central Fund	28,258,400	2,008,550	1,448,691	(36,184)	(2,531,247)	26,250,828	20.2%
Fidelity Emerging Markets Equity Central Fund	76,574,948	5,516,941	63,047,574	10,018,838	(7,659,027)	21,404,126	3.1%
Fidelity Energy Central Fund	25,968,797	12,855,235	2,142,208	(8,677)	4,525,663	41,198,810	3.3%
Fidelity Financials Central Fund	93,525,823	44,101,216	8,894,223	555,419	(3,613,985)	125,674,250	3.5%
Fidelity Floating Rate Central Fund	50,573,004	3,079,526	2,897,271	27,064	(217,445)	50,564,878	2.2%
Fidelity Health Care Central Fund	66,972,361	30,196,569	5,276,053	102,095	6,826,642	98,821,614	3.2%
Fidelity High Income Central Fund 1	100,667,909	9,059,132	28,949,573	(142,099)	(6,853,574)	73,781,795	18.3%
Fidelity Industrials Central Fund	47,812,594	23,036,956	4,223,348	(32,346)	(1,374,629)	65,219,227	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	198,912,696	35,998,599	23,878,872	299,407	(2,892,255)	208,439,575	18.1%
Fidelity Information Technology Central Fund	113,292,207	70,407,344	9,715,138	205,115	6,104,718	180,294,246	3.3%
Fidelity International Credit Central Fund	29,838,111	1,719,082	1,713,849	(10,407)	(597,226)	28,924,343	16.7%
Fidelity International Equity Central Fund	266,098,261	16,599,277	147,893,365	14,517,809	(18,344,478)	130,977,504	4.9%
Fidelity Investment Grade Bond Central Fund	2,128,219,648	223,884,750	210,633,243	1,982,129	(61,790,617)	2,081,662,667	25.5%
Fidelity Materials Central Fund	15,492,691	7,148,930	1,793,262	328,091	(1,247,667)	19,928,783	3.4%
Fidelity Real Estate Equity Central Fund	25,210,539	1,801,824	5,361,599	60,654	(1,008,948)	20,702,470	16.5%
Fidelity Telecom Services Central Fund	11,118,679	4,747,668	1,833,234	435,434	(1,820,139)	12,648,408	3.3%
Fidelity Utilities Central Fund	15,350,302	6,870,859	1,822,490	304,644	291,770	20,995,085	3.4%
Total	$3,456,941,444	$538,075,019	$573,708,009	$30,837,643	$(86,525,195)	$3,365,309,534

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$895,685,448	$895,685,448	$--	$--
Fixed-Income Central Funds	2,469,624,086	2,469,624,086	--	--
Money Market Central Funds	1,232,054,339	1,232,054,339	--	--
Other Short-Term Investments	6,452,150	--	6,452,150	--
Investment Companies	362,380,289	362,380,289	--	--
Total Investments in Securities:	$4,966,196,312	$4,959,744,162	$6,452,150	$--
Derivative Instruments:
Assets
Futures Contracts	$3,966,911	$3,966,911	$--	$--
Total Assets	$3,966,911	$3,966,911	$--	$--
Total Derivative Instruments:	$3,966,911	$3,966,911	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

June 30, 2018

TAN-QTLY-0818
1.849901.110

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,205,862	$15,132,213
Fidelity Consumer Discretionary Central Fund (a)	106,267	34,871,355
Fidelity Consumer Staples Central Fund (a)	95,237	19,111,217
Fidelity Emerging Markets Equity Central Fund (a)	68,960	15,909,748
Fidelity Energy Central Fund (a)	140,471	19,252,943
Fidelity Financials Central Fund (a)	568,056	59,089,141
Fidelity Health Care Central Fund (a)	106,810	46,347,893
Fidelity Industrials Central Fund (a)	109,046	30,989,729
Fidelity Information Technology Central Fund (a)	178,776	84,132,118
Fidelity International Equity Central Fund (a)	866,916	72,976,981
Fidelity Materials Central Fund (a)	37,493	9,335,432
Fidelity Real Estate Equity Central Fund (a)	59,069	6,479,280
Fidelity Telecom Services Central Fund (a)	34,236	5,945,844
Fidelity Utilities Central Fund (a)	52,945	9,893,750
TOTAL EQUITY CENTRAL FUNDS
(Cost $315,033,319)		429,467,644

Fixed-Income Central Funds - 50.5%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	805,492	7,563,569
Fidelity Floating Rate Central Fund (a)	147,951	15,204,945
Fidelity High Income Central Fund 1 (a)	242,915	22,693,161

TOTAL HIGH YIELD FIXED-INCOME FUNDS		45,461,675

Investment Grade Fixed-Income Funds - 47.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	635,217	63,934,598
Fidelity International Credit Central Fund (a)	90,954	8,880,747
Fidelity Investment Grade Bond Central Fund (a)	6,107,067	646,127,708

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		718,943,053

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $761,481,125)		764,404,728

Money Market Central Funds - 14.2%
Fidelity Cash Central Fund, 1.93% (b)	17,953,659	17,957,250
Fidelity Money Market Central Fund, 2.29% (b)	197,192,024	197,211,743
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $215,155,002)		215,168,993
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/20/18 (c)
(Cost $2,123,641)	2,130,000	2,123,865
	Shares	Value

Investment Companies - 6.7%
iShares 20+ Year Treasury Bond ETF	204,708	$24,917,058
iShares MSCI Japan ETF	229,566	13,294,167
iShares S&P 500 Index ETF	231,588	63,235,104
TOTAL INVESTMENT COMPANIES
(Cost $98,823,143)		101,446,329
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,392,616,230)		1,512,611,559
NET OTHER ASSETS (LIABILITIES) - 0.0%		(148,898)
NET ASSETS - 100%		$1,512,462,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	442	Sept. 2018	$43,214,340	$1,302,656	$1,302,656

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,123,865.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$327,481
Fidelity Commodity Strategy Central Fund	88,978
Fidelity Consumer Discretionary Central Fund	1,428,186
Fidelity Consumer Staples Central Fund	1,476,826
Fidelity Emerging Markets Debt Central Fund	386,752
Fidelity Emerging Markets Equity Central Fund	1,501,637
Fidelity Energy Central Fund	292,446
Fidelity Financials Central Fund	3,200,178
Fidelity Floating Rate Central Fund	555,515
Fidelity Health Care Central Fund	1,213,515
Fidelity High Income Central Fund 1	1,902,290
Fidelity Industrials Central Fund	1,392,117
Fidelity Inflation-Protected Bond Index Central Fund	1,109,899
Fidelity Information Technology Central Fund	7,391,850
Fidelity International Credit Central Fund	147,452
Fidelity International Equity Central Fund	4,504,742
Fidelity Investment Grade Bond Central Fund	12,649,619
Fidelity Materials Central Fund	501,646
Fidelity Money Market Central Fund	2,704,528
Fidelity Real Estate Equity Central Fund	341,544
Fidelity Securities Lending Cash Central Fund	648
Fidelity Telecom Services Central Fund	499,993
Fidelity Utilities Central Fund	554,926
Total	$44,172,768

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,908,686	$4,593,595	$11,614,333	$272,747	$971,518	$15,132,213	2.7%
Fidelity Consumer Discretionary Central Fund	20,151,665	12,254,116	1,358,079	(20,245)	3,843,898	34,871,355	1.5%
Fidelity Consumer Staples Central Fund	14,110,572	8,332,274	898,127	(81,536)	(2,351,966)	19,111,217	1.5%
Fidelity Emerging Markets Debt Central Fund	6,559,204	1,893,442	192,105	(4,832)	(692,140)	7,563,569	5.8%
Fidelity Emerging Markets Equity Central Fund	24,542,923	6,941,153	15,273,219	2,102,498	(2,403,607)	15,909,748	2.3%
Fidelity Energy Central Fund	11,087,939	6,773,926	694,384	(38,271)	2,123,733	19,252,943	1.5%
Fidelity Financials Central Fund	39,386,356	24,189,099	2,921,145	(110,417)	(1,454,752)	59,089,141	1.6%
Fidelity Floating Rate Central Fund	12,078,914	3,569,091	384,204	242	(59,098)	15,204,945	0.7%
Fidelity Health Care Central Fund	28,245,564	16,537,530	1,795,492	(43,941)	3,404,232	46,347,893	1.5%
Fidelity High Income Central Fund 1	24,266,790	7,433,652	7,128,147	(204,202)	(1,674,932)	22,693,161	5.6%
Fidelity Industrials Central Fund	20,183,019	12,955,669	1,417,245	(50,595)	(681,119)	30,989,729	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	47,952,216	21,257,063	4,652,990	(30,949)	(590,742)	63,934,598	5.6%
Fidelity Information Technology Central Fund	47,963,833	36,734,104	3,434,080	(140,760)	3,009,021	84,132,118	1.5%
Fidelity International Credit Central Fund	7,192,369	2,258,939	309,257	(1,523)	(179,174)	8,880,747	5.1%
Fidelity International Equity Central Fund	91,819,825	26,057,315	42,124,986	758,747	(3,533,920)	72,976,981	2.8%
Fidelity Investment Grade Bond Central Fund	512,993,352	192,308,481	42,425,501	(783,344)	(15,965,280)	646,127,708	7.9%
Fidelity Materials Central Fund	6,610,823	3,895,863	725,498	(21,144)	(424,612)	9,335,432	1.6%
Fidelity Real Estate Equity Central Fund	5,938,804	1,732,251	1,009,782	(80,994)	(100,999)	6,479,280	5.2%
Fidelity Telecom Services Central Fund	4,665,749	2,613,237	688,177	(49,181)	(595,784)	5,945,844	1.6%
Fidelity Utilities Central Fund	6,394,663	3,762,291	518,447	(15,530)	270,773	9,893,750	1.6%
Total	$953,053,266	$396,093,091	$139,565,198	$1,456,770	$(17,084,950)	$1,193,872,372

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$429,467,644	$429,467,644	$--	$--
Fixed-Income Central Funds	764,404,728	764,404,728	--	--
Money Market Central Funds	215,168,993	215,168,993	--	--
Other Short-Term Investments and Net Other Assets	2,123,865	--	2,123,865	--
Investment Companies	101,446,329	101,446,329	--	--
Total Investments in Securities:	$1,512,611,559	$1,510,487,694	$2,123,865	$--
Derivative Instruments:
Assets
Futures Contracts	$1,302,656	$1,302,656	$--	$--
Total Assets	$1,302,656	$1,302,656	$--	$--
Total Derivative Instruments:	$1,302,656	$1,302,656	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

June 30, 2018

FAN-QTLY-0818
1.849911.110

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,021,329	$20,726,314
Fidelity Consumer Discretionary Central Fund (a)	150,468	49,376,129
Fidelity Consumer Staples Central Fund (a)	135,174	27,125,444
Fidelity Emerging Markets Equity Central Fund (a)	117,949	27,212,017
Fidelity Energy Central Fund (a)	198,226	27,168,908
Fidelity Financials Central Fund (a)	802,017	83,425,769
Fidelity Health Care Central Fund (a)	151,387	65,691,419
Fidelity Industrials Central Fund (a)	154,957	44,037,368
Fidelity Information Technology Central Fund (a)	251,441	118,328,352
Fidelity International Equity Central Fund (a)	1,354,619	114,031,850
Fidelity Materials Central Fund (a)	52,805	13,147,898
Fidelity Real Estate Equity Central Fund (a)	62,529	6,858,752
Fidelity Telecom Services Central Fund (a)	48,983	8,506,898
Fidelity Utilities Central Fund (a)	74,931	14,002,370
TOTAL EQUITY CENTRAL FUNDS
(Cost $446,629,291)		619,639,488

Fixed-Income Central Funds - 45.0%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	851,588	7,996,407
Fidelity Floating Rate Central Fund (a)	156,519	16,085,445
Fidelity High Income Central Fund 1 (a)	261,500	24,429,326

TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,511,178

Investment Grade Fixed-Income Funds - 42.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	654,509	65,876,292
Fidelity International Credit Central Fund (a)	97,423	9,512,333
Fidelity Investment Grade Bond Central Fund (a)	5,756,836	609,073,270

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		684,461,895

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $732,634,154)		732,973,073

Money Market Central Funds - 9.4%
Fidelity Cash Central Fund, 1.93% (b)	20,983,499	20,987,696
Fidelity Money Market Central Fund, 2.29% (b)	132,823,470	132,836,752
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $153,812,775)		153,824,448
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/20/18 (c)
(Cost $2,502,230)	2,510,000	2,502,488
	Shares	Value

Investment Companies - 7.4%
iShares 20+ Year Treasury Bond ETF	228,412	$27,802,309
iShares MSCI Japan ETF	281,408	16,296,337
iShares S&P 500 Index ETF	278,879	76,147,911
TOTAL INVESTMENT COMPANIES
(Cost $117,024,415)		120,246,557
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,452,602,865)		1,629,186,054
NET OTHER ASSETS (LIABILITIES) - 0.0%		(309,035)
NET ASSETS - 100%		$1,628,877,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	519	Sept. 2018	$50,742,630	$1,529,589	$1,529,589

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,502,488.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$350,852
Fidelity Commodity Strategy Central Fund	120,569
Fidelity Consumer Discretionary Central Fund	2,293,395
Fidelity Consumer Staples Central Fund	2,382,172
Fidelity Emerging Markets Debt Central Fund	428,230
Fidelity Emerging Markets Equity Central Fund	2,197,360
Fidelity Energy Central Fund	462,262
Fidelity Financials Central Fund	5,140,814
Fidelity Floating Rate Central Fund	613,728
Fidelity Health Care Central Fund	1,943,686
Fidelity High Income Central Fund 1	2,153,984
Fidelity Industrials Central Fund	2,237,875
Fidelity Inflation-Protected Bond Index Central Fund	1,254,328
Fidelity Information Technology Central Fund	11,948,017
Fidelity International Credit Central Fund	166,357
Fidelity International Equity Central Fund	6,691,126
Fidelity Investment Grade Bond Central Fund	12,467,191
Fidelity Materials Central Fund	803,527
Fidelity Money Market Central Fund	1,958,615
Fidelity Real Estate Equity Central Fund	387,240
Fidelity Securities Lending Cash Central Fund	15,275
Fidelity Telecom Services Central Fund	815,822
Fidelity Utilities Central Fund	894,585
Total	$57,727,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$28,997,283	$3,663,475	$13,644,909	$366,681	$1,343,784	$20,726,314	3.7%
Fidelity Consumer Discretionary Central Fund	33,693,523	11,691,225	2,000,365	(4,641)	5,996,387	49,376,129	2.2%
Fidelity Consumer Staples Central Fund	23,680,165	8,514,204	1,240,637	(101,113)	(3,727,175)	27,125,444	2.1%
Fidelity Emerging Markets Debt Central Fund	7,610,067	1,392,223	248,663	(9,776)	(747,444)	7,996,407	6.2%
Fidelity Emerging Markets Equity Central Fund	34,805,209	8,957,598	15,423,942	1,382,851	(2,509,699)	27,212,017	3.9%
Fidelity Energy Central Fund	18,556,317	6,362,894	1,035,743	(40,546)	3,325,986	27,168,908	2.2%
Fidelity Financials Central Fund	66,065,421	23,755,854	4,355,085	(132,021)	(1,908,400)	83,425,769	2.3%
Fidelity Floating Rate Central Fund	14,102,399	2,541,762	497,320	(575)	(60,821)	16,085,445	0.7%
Fidelity Health Care Central Fund	47,272,499	16,061,261	2,705,284	(39,960)	5,102,903	65,691,419	2.1%
Fidelity High Income Central Fund 1	28,578,179	5,730,773	7,761,026	(199,151)	(1,919,449)	24,429,326	6.1%
Fidelity Industrials Central Fund	34,261,441	13,069,196	2,422,729	(63,690)	(806,850)	44,037,368	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	56,294,569	15,803,014	5,462,095	(13,547)	(745,649)	65,876,292	5.7%
Fidelity Information Technology Central Fund	80,838,876	38,019,522	5,019,424	(141,689)	4,631,067	118,328,352	2.1%
Fidelity International Credit Central Fund	8,439,314	1,752,705	390,909	(3,206)	(193,585)	9,512,333	5.5%
Fidelity International Equity Central Fund	138,299,292	25,159,936	45,105,462	1,394,145	(5,716,061)	114,031,850	4.3%
Fidelity Investment Grade Bond Central Fund	528,672,680	147,028,560	49,989,103	(988,779)	(15,650,088)	609,073,270	7.5%
Fidelity Materials Central Fund	11,077,240	3,808,102	1,118,932	(11,122)	(607,390)	13,147,898	2.2%
Fidelity Real Estate Equity Central Fund	6,990,835	1,293,321	1,190,127	(79,655)	(155,622)	6,858,752	5.5%
Fidelity Telecom Services Central Fund	7,736,734	2,709,593	894,558	(49,837)	(995,034)	8,506,898	2.2%
Fidelity Utilities Central Fund	10,838,200	3,740,310	870,070	(16,000)	309,930	14,002,370	2.3%
Total	$1,186,810,243	$341,055,528	$161,376,383	$1,248,369	$(15,033,210)	$1,352,612,561

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$619,639,488	$619,639,488	$--	$--
Fixed-Income Central Funds	732,973,073	732,973,073	--	--
Money Market Central Funds	153,824,448	153,824,448	--	--
Other Short-Term Investments and Net Other Assets	2,502,488	--	2,502,488	--
Investment Companies	120,246,557	120,246,557	--	--
Total Investments in Securities:	$1,629,186,054	$1,626,683,566	$2,502,488	$--
Derivative Instruments:
Assets
Futures Contracts	$1,529,589	$1,529,589	$--	$--
Total Assets	$1,529,589	$1,529,589	$--	$--
Total Derivative Instruments:	$1,529,589	$1,529,589	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

June 30, 2018

FAA-QTLY-0818
1.803291.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 48.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	20,034,459	$137,436,387
Fidelity Consumer Discretionary Central Fund (a)	1,067,583	350,327,260
Fidelity Consumer Staples Central Fund (a)	954,245	191,488,247
Fidelity Emerging Markets Equity Central Fund (a)	945,164	218,058,754
Fidelity Energy Central Fund (a)	1,406,532	192,779,238
Fidelity Financials Central Fund (a)	5,666,210	589,399,195
Fidelity Health Care Central Fund (a)	1,074,724	466,355,196
Fidelity Industrials Central Fund (a)	1,088,963	309,472,294
Fidelity Information Technology Central Fund (a)	1,770,919	833,394,382
Fidelity International Equity Central Fund (a)	9,993,005	841,211,138
Fidelity Materials Central Fund (a)	373,539	93,007,403
Fidelity Real Estate Equity Central Fund (a)	355,593	39,004,990
Fidelity Telecom Services Central Fund (a)	345,141	59,940,607
Fidelity Utilities Central Fund (a)	530,811	99,192,640
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,648,701,796)		4,421,067,731

Fixed-Income Central Funds - 40.0%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	4,648,460	43,649,036
Fidelity Floating Rate Central Fund (a)	858,898	88,268,927
Fidelity High Income Central Fund 1 (a)	1,471,840	137,499,306

TOTAL HIGH YIELD FIXED-INCOME FUNDS		269,417,269

Investment Grade Fixed-Income Funds - 37.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,692,668	371,666,995
Fidelity International Credit Central Fund (a)	547,064	53,415,315
Fidelity Investment Grade Bond Central Fund (a)	28,134,754	2,976,657,008

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,401,739,318

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,539,713,345)		3,671,156,587

Money Market Central Funds - 4.2%
Fidelity Cash Central Fund, 1.93% (b)	107,785,457	107,807,014
Fidelity Money Market Central Fund, 2.29% (b)	279,219,572	279,247,494
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $387,025,221)		387,054,508
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/20/18 (c)
(Cost $15,510,373)	15,560,000	15,511,952
	Shares	Value

Investment Companies - 7.4%
iShares 20+ Year Treasury Bond ETF	1,308,798	$159,306,893
iShares MSCI Japan ETF	1,615,778	93,569,704
iShares S&P 500 Index ETF	1,567,884	428,110,727
TOTAL INVESTMENT COMPANIES
(Cost $655,923,359)		680,987,324
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,246,874,094)		9,175,778,102
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,223,665)
NET ASSETS - 100%		$9,174,554,437

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,213	Sept. 2018	$314,135,010	$9,469,306	$9,469,306

The notional amount of futures sold as a percentage of Net Assets is 3.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,238,099.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,859,048
Fidelity Commodity Strategy Central Fund	691,616
Fidelity Consumer Discretionary Central Fund	17,120,133
Fidelity Consumer Staples Central Fund	17,697,604
Fidelity Emerging Markets Debt Central Fund	2,381,730
Fidelity Emerging Markets Equity Central Fund	14,828,644
Fidelity Energy Central Fund	3,433,099
Fidelity Financials Central Fund	38,262,890
Fidelity Floating Rate Central Fund	3,425,474
Fidelity Health Care Central Fund	14,453,329
Fidelity High Income Central Fund 1	12,312,531
Fidelity Industrials Central Fund	16,653,044
Fidelity Inflation-Protected Bond Index Central Fund	6,622,220
Fidelity Information Technology Central Fund	89,040,427
Fidelity International Credit Central Fund	953,415
Fidelity International Equity Central Fund	47,421,458
Fidelity Investment Grade Bond Central Fund	61,778,692
Fidelity Materials Central Fund	5,974,282
Fidelity Money Market Central Fund	4,941,238
Fidelity Real Estate Equity Central Fund	2,179,145
Fidelity Securities Lending Cash Central Fund	206,201
Fidelity Telecom Services Central Fund	6,050,787
Fidelity Utilities Central Fund	6,671,245
Total	$374,958,252

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$171,081,730	$10,373,472	$54,039,378	$1,100,181	$8,920,382	$137,436,387	24.7%
Fidelity Consumer Discretionary Central Fund	259,939,506	54,596,846	8,375,548	(30,334)	44,196,790	350,327,260	15.3%
Fidelity Consumer Staples Central Fund	183,266,354	42,087,648	6,287,666	(271,940)	(27,306,149)	191,488,247	15.0%
Fidelity Emerging Markets Debt Central Fund	43,993,956	5,004,510	1,184,479	(34,216)	(4,130,735)	43,649,036	33.6%
Fidelity Emerging Markets Equity Central Fund	239,714,069	42,372,950	51,548,963	2,727,311	(15,206,613)	218,058,754	31.6%
Fidelity Energy Central Fund	142,776,899	29,687,301	4,346,034	(46,785)	24,707,857	192,779,238	15.4%
Fidelity Financials Central Fund	510,151,833	113,164,286	21,032,932	(190,746)	(12,693,246)	589,399,195	16.3%
Fidelity Floating Rate Central Fund	82,300,945	8,671,050	2,368,957	4,309	(338,420)	88,268,927	3.9%
Fidelity Health Care Central Fund	364,929,834	76,252,713	11,303,649	(62,153)	36,538,451	466,355,196	15.2%
Fidelity High Income Central Fund 1	168,491,217	21,856,001	40,789,604	(246,587)	(11,811,721)	137,499,306	34.1%
Fidelity Industrials Central Fund	262,491,935	61,409,836	9,338,793	(136,356)	(4,954,328)	309,472,294	15.5%
Fidelity Inflation-Protected Bond Index Central Fund	307,662,145	97,755,590	30,074,768	198,418	(3,874,390)	371,666,995	32.3%
Fidelity Information Technology Central Fund	626,805,040	198,000,836	24,338,445	(132,240)	33,059,191	833,394,382	15.1%
Fidelity International Credit Central Fund	49,972,811	6,961,161	1,890,109	(10,349)	(1,087,504)	53,415,315	30.9%
Fidelity International Equity Central Fund	993,272,283	108,801,622	229,135,558	12,638,167	(44,365,376)	841,211,138	31.8%
Fidelity Investment Grade Bond Central Fund	2,712,390,982	634,758,492	288,088,775	(5,936,216)	(76,467,475)	2,976,657,008	36.5%
Fidelity Materials Central Fund	85,333,265	18,102,440	6,294,213	1,397,683	(5,531,772)	93,007,403	15.8%
Fidelity Real Estate Equity Central Fund	40,444,401	4,581,564	4,749,642	(190,336)	(1,080,997)	39,004,990	31.1%
Fidelity Telecom Services Central Fund	59,953,338	13,608,660	5,913,510	(41,280)	(7,666,601)	59,940,607	15.9%
Fidelity Utilities Central Fund	83,380,777	18,220,848	4,290,284	25,745	1,855,554	99,192,640	16.0%
Total	$7,388,353,320	$1,566,267,826	$805,391,307	$10,762,276	$(67,237,102)	$8,092,224,318

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,421,067,731	$4,421,067,731	$--	$--
Fixed-Income Central Funds	3,671,156,587	3,671,156,587	--	--
Money Market Central Funds	387,054,508	387,054,508	--	--
Other Short-Term Investments	15,511,952	--	15,511,952	--
Investment Companies	680,987,324	680,987,324	--	--
Total Investments in Securities:	$9,175,778,102	$9,160,266,150	$15,511,952	$--
Derivative Instruments:
Assets
Futures Contracts	$9,469,306	$9,469,306	$--	$--
Total Assets	$9,469,306	$9,469,306	$--	$--
Total Derivative Instruments:	$9,469,306	$9,469,306	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

June 30, 2018

SAN-QTLY-0818
1.849912.110

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 57.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,854,947	$47,024,936
Fidelity Consumer Discretionary Central Fund (a)	413,760	135,775,181
Fidelity Consumer Staples Central Fund (a)	369,905	74,228,829
Fidelity Emerging Markets Equity Central Fund (a)	384,089	88,613,163
Fidelity Energy Central Fund (a)	533,654	73,142,588
Fidelity Financials Central Fund (a)	2,175,143	226,258,380
Fidelity Health Care Central Fund (a)	410,964	178,329,714
Fidelity Industrials Central Fund (a)	419,224	119,139,187
Fidelity Information Technology Central Fund (a)	687,154	323,374,688
Fidelity International Equity Central Fund (a)	3,704,434	311,839,237
Fidelity Materials Central Fund (a)	143,971	35,847,220
Fidelity Real Estate Equity Central Fund (a)	117,116	12,846,460
Fidelity Telecom Services Central Fund (a)	131,555	22,847,077
Fidelity Utilities Central Fund (a)	202,390	37,820,693
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,266,398,874)		1,687,087,353

Fixed-Income Central Funds - 34.1%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	1,458,149	13,692,018
Fidelity Floating Rate Central Fund (a)	270,691	27,818,926
Fidelity High Income Central Fund 1 (a)	470,732	43,975,828

TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,486,772

Investment Grade Fixed-Income Funds - 31.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,167,903	117,549,397
Fidelity International Credit Central Fund (a)	178,442	17,423,077
Fidelity Investment Grade Bond Central Fund (a)	7,324,618	774,944,599

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		909,917,073

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $992,188,633)		995,403,845

Money Market Central Funds - 0.7%
Fidelity Cash Central Fund, 1.93% (b)	17,203,479	17,206,920
Fidelity Money Market Central Fund, 2.29% (b)	2,057,412	2,057,618
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $19,264,312)		19,264,538
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/20/18 (c)
(Cost $4,316,845)	4,330,000	4,317,292
	Shares	Value

Investment Companies - 7.2%
iShares 20+ Year Treasury Bond ETF	393,882	$47,943,317
iShares MSCI Japan ETF	579,684	33,569,500
iShares S&P 500 Index ETF	466,482	127,372,908
TOTAL INVESTMENT COMPANIES
(Cost $202,772,740)		208,885,725
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,484,941,404)		2,914,958,753
NET OTHER ASSETS (LIABILITIES) - 0.0%		(631,828)
NET ASSETS - 100%		$2,914,326,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	896	Sept. 2018	$87,601,920	$2,640,678	$2,640,678

The notional amount of futures sold as a percentage of Net Assets is 3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,317,292.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$317,259
Fidelity Commodity Strategy Central Fund	161,570
Fidelity Consumer Discretionary Central Fund	5,021,864
Fidelity Consumer Staples Central Fund	5,243,390
Fidelity Emerging Markets Debt Central Fund	594,978
Fidelity Emerging Markets Equity Central Fund	4,247,271
Fidelity Energy Central Fund	1,041,358
Fidelity Financials Central Fund	11,298,706
Fidelity Floating Rate Central Fund	885,552
Fidelity Health Care Central Fund	4,250,349
Fidelity High Income Central Fund 1	3,029,013
Fidelity Industrials Central Fund	4,919,264
Fidelity Inflation-Protected Bond Index Central Fund	1,581,369
Fidelity Information Technology Central Fund	26,174,187
Fidelity International Equity Central Fund	14,215,223
Fidelity Investment Grade Bond Central Fund	13,480,218
Fidelity Materials Central Fund	1,760,526
Fidelity Money Market Central Fund	236,472
Fidelity Real Estate Equity Central Fund	532,534
Fidelity Securities Lending Cash Central Fund	87
Fidelity Telecom Services Central Fund	1,794,780
Fidelity Utilities Central Fund	1,961,937
Total	$102,747,907

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$39,273,627	$6,219,417	$11,053,844	$130,760	$2,065,556	$47,024,936	8.5%
Fidelity Consumer Discretionary Central Fund	73,580,418	26,984,507	4,133,797	(25,183)	14,293,169	135,775,181	5.9%
Fidelity Consumer Staples Central Fund	51,770,881	18,492,209	2,441,602	(150,441)	(7,981,955)	74,228,829	5.8%
Fidelity Emerging Markets Debt Central Fund	9,926,013	2,175,927	468,676	(10,319)	(1,126,517)	13,692,018	10.5%
Fidelity Emerging Markets Equity Central Fund	64,651,508	19,449,719	10,755,168	39,463	(6,227,559)	88,613,163	12.9%
Fidelity Energy Central Fund	40,429,915	14,062,332	2,181,834	(44,661)	7,641,884	73,142,588	5.8%
Fidelity Financials Central Fund	144,318,936	50,526,390	8,528,882	(197,494)	(4,631,512)	226,258,380	6.2%
Fidelity Floating Rate Central Fund	18,979,055	4,046,725	937,083	(1,719)	(115,914)	27,818,926	1.2%
Fidelity Health Care Central Fund	103,297,465	36,099,303	5,446,422	(53,669)	12,708,799	178,329,714	5.8%
Fidelity High Income Central Fund 1	38,591,543	8,906,842	10,171,622	(202,440)	(2,754,950)	43,975,828	10.9%
Fidelity Industrials Central Fund	74,371,046	26,532,938	4,312,408	(99,675)	(1,826,358)	119,139,187	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	70,641,718	31,457,673	8,549,317	(28,290)	(607,347)	117,549,397	10.2%
Fidelity Information Technology Central Fund	179,035,884	83,296,180	12,150,284	(138,725)	13,427,097	323,374,688	5.9%
Fidelity International Credit Central Fund	--	17,568,456	134,682	(232)	(10,465)	17,423,077	10.1%
Fidelity International Equity Central Fund	270,773,437	58,677,465	74,933,770	(171,200)	(12,302,522)	311,839,237	11.8%
Fidelity Investment Grade Bond Central Fund	529,924,557	163,947,306	64,387,392	(1,175,485)	(15,776,400)	774,944,599	9.5%
Fidelity Materials Central Fund	24,104,062	8,089,547	2,338,095	8,458	(1,256,871)	35,847,220	6.1%
Fidelity Real Estate Equity Central Fund	9,323,063	1,985,979	1,056,752	(62,525)	(4,463)	12,846,460	10.2%
Fidelity Telecom Services Central Fund	16,978,997	5,795,627	1,983,914	(114,997)	(2,230,378)	22,847,077	6.0%
Fidelity Utilities Central Fund	23,659,850	8,036,748	1,811,416	(7,215)	938,725	37,820,693	6.1%
Total	$1,783,631,975	$592,351,290	$227,776,960	$(2,305,589)	$(5,777,981)	$2,682,491,198

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Stock Selector All Cap Fund	$-	$-	$23,473,658	$-	$1,029,488	$-	$-

 (a) Includes the value of shares redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,687,087,353	$1,687,087,353	$--	$--
Fixed-Income Central Funds	995,403,845	995,403,845	--	--
Money Market Central Funds	19,264,538	19,264,538	--	--
Other Short-Term Investments	4,317,292	--	4,317,292	--
Investment Companies	208,885,725	208,885,725	--	--
Total Investments in Securities:	$2,914,958,753	$2,910,641,461	$4,317,292	$--
Derivative Instruments:
Assets
Futures Contracts	$2,640,678	$2,640,678	$--	$--
Total Assets	$2,640,678	$2,640,678	$--	$--
Total Derivative Instruments:	$2,640,678	$2,640,678	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

June 30, 2018

AMG-QTLY-0818
1.818368.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 67.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	13,352,205	$91,596,123
Fidelity Consumer Discretionary Central Fund (a)	883,034	289,767,471
Fidelity Consumer Staples Central Fund (a)	786,781	157,883,356
Fidelity Emerging Markets Equity Central Fund (a)	784,599	181,014,758
Fidelity Energy Central Fund (a)	1,158,288	158,754,960
Fidelity Financials Central Fund (a)	4,672,234	486,005,767
Fidelity Health Care Central Fund (a)	889,689	386,062,598
Fidelity Industrials Central Fund (a)	891,365	253,316,995
Fidelity Information Technology Central Fund (a)	1,472,791	693,095,619
Fidelity International Equity Central Fund (a)	8,257,421	695,109,740
Fidelity Materials Central Fund (a)	306,049	76,203,169
Fidelity Real Estate Equity Central Fund (a)	208,683	22,890,472
Fidelity Telecom Services Central Fund (a)	282,928	49,136,125
Fidelity Utilities Central Fund (a)	435,853	81,447,851
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,251,871,467)		3,622,285,004

Fixed-Income Central Funds - 24.1%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,561,396	24,051,512
Fidelity Floating Rate Central Fund (a)	485,985	49,944,671
Fidelity High Income Central Fund 1 (a)	861,659	80,496,184

TOTAL HIGH YIELD FIXED-INCOME FUNDS		154,492,367

Investment Grade Fixed-Income Funds - 21.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,160,083	217,412,315
Fidelity International Credit Central Fund (a)	328,400	32,064,947
Fidelity Investment Grade Bond Central Fund (a)	8,359,531	884,438,354

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,133,915,616

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,270,813,937)		1,288,407,983

Money Market Central Funds - 0.4%
Fidelity Cash Central Fund, 1.93% (b)	17,924,991	17,928,576
Fidelity Money Market Central Fund, 2.29% (b)	4,034,556	4,034,959
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $21,963,150)		21,963,535
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.9% 7/26/18 to 9/20/18 (c)
(Cost $8,474,256)	8,500,000	8,475,109
	Shares	Value

Investment Companies - 7.6%
iShares 20+ Year Treasury Bond ETF	746,062	$90,810,667
iShares Core MSCI Emerging Markets ETF	244,445	12,835,807
iShares MSCI Japan ETF	1,239,742	71,793,459
iShares S&P 500 Index ETF	853,956	233,172,685
TOTAL INVESTMENT COMPANIES
(Cost $393,056,078)		408,612,618
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,946,178,888)		5,349,744,249
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,269,207)
NET ASSETS - 100%		$5,348,475,042

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,761	Sept. 2018	$172,172,970	$5,189,993	$5,189,993

The notional amount of futures sold as a percentage of Net Assets is 3.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,475,109.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$702,286
Fidelity Commodity Strategy Central Fund	401,207
Fidelity Consumer Discretionary Central Fund	14,639,610
Fidelity Consumer Staples Central Fund	15,129,946
Fidelity Emerging Markets Debt Central Fund	1,332,894
Fidelity Emerging Markets Equity Central Fund	11,329,335
Fidelity Energy Central Fund	2,913,151
Fidelity Financials Central Fund	32,716,470
Fidelity Floating Rate Central Fund	1,966,416
Fidelity Health Care Central Fund	12,339,168
Fidelity High Income Central Fund 1	7,203,135
Fidelity Industrials Central Fund	14,212,295
Fidelity Inflation-Protected Bond Index Central Fund	3,851,303
Fidelity Information Technology Central Fund	76,420,359
Fidelity International Credit Central Fund	0
Fidelity International Equity Central Fund	38,314,367
Fidelity Investment Grade Bond Central Fund	18,889,388
Fidelity Materials Central Fund	5,070,539
Fidelity Money Market Central Fund	439,171
Fidelity Real Estate Equity Central Fund	1,252,972
Fidelity Securities Lending Cash Central Fund	26,402
Fidelity Telecom Services Central Fund	5,147,327
Fidelity Utilities Central Fund	5,677,750
Total	$269,975,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$99,518,711	$7,807,655	$21,623,482	$315,266	$5,577,973	$91,596,123	16.5%
Fidelity Consumer Discretionary Central Fund	222,179,462	45,206,453	14,913,829	79,421	37,215,964	289,767,471	12.7%
Fidelity Consumer Staples Central Fund	156,472,126	34,226,338	9,416,556	(366,357)	(23,032,195)	157,883,356	12.3%
Fidelity Emerging Markets Debt Central Fund	24,862,036	2,970,794	1,468,048	(29,863)	(2,283,407)	24,051,512	18.5%
Fidelity Emerging Markets Equity Central Fund	183,317,554	32,639,769	23,126,657	344,240	(12,160,148)	181,014,758	26.3%
Fidelity Energy Central Fund	122,409,387	23,341,952	8,050,503	142,965	20,911,159	158,754,960	12.7%
Fidelity Financials Central Fund	435,947,851	90,757,292	30,157,113	(221,340)	(10,320,923)	486,005,767	13.4%
Fidelity Floating Rate Central Fund	47,824,846	5,242,165	2,936,090	(15,309)	(170,941)	49,944,671	2.1%
Fidelity Health Care Central Fund	312,293,194	62,940,478	19,736,668	73,779	30,491,815	386,062,598	12.6%
Fidelity High Income Central Fund 1	98,253,829	19,314,802	30,006,587	(681,847)	(6,384,013)	80,496,184	20.2%
Fidelity Industrials Central Fund	225,325,355	47,901,484	16,009,687	(11,078)	(3,889,079)	253,316,995	12.7%
Fidelity Inflation-Protected Bond Index Central Fund	179,198,716	63,629,110	23,274,903	4,407	(2,145,015)	217,412,315	18.9%
Fidelity Information Technology Central Fund	544,716,177	165,726,299	44,929,023	4,857,685	22,724,481	693,095,619	12.6%
Fidelity International Credit Central Fund	--	32,187,565	102,939	(149)	(19,530)	32,064,947	18.5%
Fidelity International Equity Central Fund	789,557,313	90,982,549	159,223,297	8,993,666	(35,200,491)	695,109,740	26.2%
Fidelity Investment Grade Bond Central Fund	859,263,235	198,208,848	147,600,079	(2,292,419)	(23,141,231)	884,438,354	10.8%
Fidelity Materials Central Fund	72,833,814	14,516,814	7,748,926	926,548	(4,325,081)	76,203,169	12.9%
Fidelity Real Estate Equity Central Fund	23,257,590	2,799,522	2,450,831	(97,393)	(618,416)	22,890,472	18.2%
Fidelity Telecom Services Central Fund	51,481,307	11,045,431	6,846,254	466,100	(7,010,459)	49,136,125	13.0%
Fidelity Utilities Central Fund	71,429,106	14,625,691	6,027,878	258,359	1,162,573	81,447,851	13.2%
Total	$4,520,141,609	$966,071,011	$575,649,350	$12,746,681	$(12,616,964)	$4,910,692,987

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,622,285,004	$3,622,285,004	$--	$--
Fixed-Income Central Funds	1,288,407,983	1,288,407,983	--	--
Money Market Central Funds	21,963,535	21,963,535	--	--
Other Short-Term Investments	8,475,109	--	8,475,109	--
Investment Companies	408,612,618	408,612,618	--	--
Total Investments in Securities:	$5,349,744,249	$5,341,269,140	$8,475,109	$--
Derivative Instruments:
Assets
Futures Contracts	$5,189,993	$5,189,993	$--	$--
Total Assets	$5,189,993	$5,189,993	$--	$--
Total Derivative Instruments:	$5,189,993	$5,189,993	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

June 30, 2018

AGG-QTLY-0818
1.803292.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,399,779	$50,762,483
Fidelity Consumer Discretionary Central Fund (a)	502,795	164,992,159
Fidelity Consumer Staples Central Fund (a)	447,194	89,738,387
Fidelity Emerging Markets Equity Central Fund (a)	444,350	102,516,075
Fidelity Energy Central Fund (a)	655,526	89,846,333
Fidelity Financials Central Fund (a)	2,650,236	275,677,588
Fidelity Health Care Central Fund (a)	504,029	218,713,189
Fidelity Industrials Central Fund (a)	506,464	143,931,911
Fidelity Information Technology Central Fund (a)	831,319	391,218,926
Fidelity International Equity Central Fund (a)	4,160,302	350,214,233
Fidelity Materials Central Fund (a)	174,123	43,354,914
Fidelity Real Estate Equity Central Fund (a)	100,036	10,972,896
Fidelity Telecom Services Central Fund (a)	161,891	28,115,542
Fidelity Utilities Central Fund (a)	247,647	46,277,703
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,359,466,394)		2,006,332,339

Fixed-Income Central Funds - 11.3%
High Yield Fixed-Income Funds - 1.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,465	32,537
Fidelity Floating Rate Central Fund (a)	248,181	25,505,584

TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,538,121

Investment Grade Fixed-Income Funds - 10.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	506,488	50,977,976
Fidelity International Credit Central Fund (a)	153,338	14,971,896
Fidelity Investment Grade Bond Central Fund (a)	1,808,481	191,337,281

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		257,287,153

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $284,197,619)		282,825,274

Money Market Central Funds - 0.1%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $2,716,945)	2,716,402	2,716,945
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.9% 7/26/18 to 8/30/18 (c)
(Cost $3,103,007)	3,110,000	3,103,335
	Shares	Value

Investment Companies - 8.3%
iShares 20+ Year Treasury Bond ETF	321,593	$39,144,300
iShares Core MSCI Emerging Markets ETF	160,506	8,428,170
iShares MSCI Japan ETF	602,525	34,892,223
iShares S&P 500 Index ETF	455,697	124,428,064
TOTAL INVESTMENT COMPANIES
(Cost $199,243,804)		206,892,757
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,848,727,769)		2,501,870,650
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113,220)
NET ASSETS - 100%		$2,501,757,430

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	210	Sept. 2018	$28,576,800	$(569,826)	$(569,826)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	392	Sept. 2018	38,325,840	1,155,297	1,155,297
TOTAL FUTURES CONTRACTS					$585,471

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 1.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,103,335.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$293,840
Fidelity Commodity Strategy Central Fund	164,881
Fidelity Consumer Discretionary Central Fund	7,572,600
Fidelity Consumer Staples Central Fund	7,849,113
Fidelity Emerging Markets Debt Central Fund	1,799
Fidelity Emerging Markets Equity Central Fund	5,624,274
Fidelity Energy Central Fund	1,523,021
Fidelity Financials Central Fund	16,940,780
Fidelity Floating Rate Central Fund	906,863
Fidelity Health Care Central Fund	6,410,339
Fidelity High Income Central Fund 1	917,093
Fidelity Industrials Central Fund	7,372,186
Fidelity Inflation-Protected Bond Index Central Fund	254,851
Fidelity Information Technology Central Fund	39,336,986
Fidelity International Credit Central Fund	0
Fidelity International Equity Central Fund	19,199,681
Fidelity Investment Grade Bond Central Fund	3,612,824
Fidelity Materials Central Fund	2,640,287
Fidelity Real Estate Equity Central Fund	528,353
Fidelity Securities Lending Cash Central Fund	707
Fidelity Telecom Services Central Fund	2,681,908
Fidelity Utilities Central Fund	2,943,996
Total	$126,776,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$40,160,339	$14,672,253	$6,491,902	$(89,737)	$2,511,530	$50,762,483	9.1%
Fidelity Consumer Discretionary Central Fund	111,046,259	38,334,956	4,184,023	(47,138)	19,842,105	164,992,159	7.2%
Fidelity Consumer Staples Central Fund	78,162,790	26,887,586	2,583,611	(162,453)	(12,565,925)	89,738,387	7.0%
Fidelity Emerging Markets Debt Central Fund	33,865	1,799	--	--	(3,127)	32,537	0.0%
Fidelity Emerging Markets Equity Central Fund	86,969,045	29,648,283	6,639,036	(64,301)	(7,397,916)	102,516,075	14.9%
Fidelity Energy Central Fund	60,960,803	20,026,067	2,255,134	12,603	11,101,994	89,846,333	7.2%
Fidelity Financials Central Fund	217,572,388	73,455,391	8,629,166	(247,077)	(6,473,948)	275,677,588	7.6%
Fidelity Floating Rate Central Fund	39,040,367	10,996,361	24,463,470	79,614	(147,288)	25,505,584	1.1%
Fidelity Health Care Central Fund	155,773,158	51,438,130	5,629,440	(47,194)	17,178,535	218,713,189	7.1%
Fidelity High Income Central Fund 1	15,947,127	3,213,109	18,252,462	192,360	(1,100,134)	--	0.0%
Fidelity Industrials Central Fund	112,101,336	38,881,349	4,170,659	(108,246)	(2,771,869)	143,931,911	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	58,476,009	42,775,247	50,537,724	1,267,936	(1,003,492)	50,977,976	4.4%
Fidelity Information Technology Central Fund	273,784,795	118,587,262	16,568,324	427,554	14,987,639	391,218,926	7.1%
Fidelity International Credit Central Fund	--	15,055,845	74,753	(97)	(9,099)	14,971,896	8.6%
Fidelity International Equity Central Fund	373,604,561	92,401,444	101,393,083	(160,742)	(14,237,947)	350,214,233	13.2%
Fidelity Investment Grade Bond Central Fund	153,515,712	57,878,468	15,398,819	(29,327)	(4,628,753)	191,337,281	2.3%
Fidelity Materials Central Fund	36,333,544	11,787,650	2,708,525	22,918	(2,080,673)	43,354,914	7.4%
Fidelity Real Estate Equity Central Fund	9,408,516	2,330,436	536,670	(30,630)	(198,756)	10,972,896	8.7%
Fidelity Telecom Services Central Fund	25,740,254	8,523,919	2,693,003	(161,743)	(3,293,885)	28,115,542	7.4%
Fidelity Utilities Central Fund	35,721,801	11,643,743	2,108,416	(12,117)	1,032,692	46,277,703	7.5%
Total	$1,884,352,669	$668,539,298	$275,318,220	$842,183	$10,741,683	$2,289,157,613

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,006,332,339	$2,006,332,339	$--	$--
Fixed-Income Central Funds	282,825,274	282,825,274	--	--
Money Market Central Funds	2,716,945	2,716,945	--	--
Other Short-Term Investments	3,103,335	--	3,103,335	--
Investment Companies	206,892,757	206,892,757	--	--
Total Investments in Securities:	$2,501,870,650	$2,498,767,315	$3,103,335	$--
Derivative Instruments:
Assets
Futures Contracts	$1,155,297	$1,155,297	$--	$--
Total Assets	$1,155,297	$1,155,297	$--	$--
Liabilities
Futures Contracts	$(569,826)	$(569,826)	$--	$--
Total Liabilities	$(569,826)	$(569,826)	$--	$--
Total Derivative Instruments:	$585,471	$585,471	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018